Variable Interest Entities, Narrative (Details) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit			$ 0	$ 143	$ 0
Capital contributions, loans or advances			821	98	281
Investments in unconsolidated entities			453	451	402
Noncontrolling interests with redemption features			$ 1	1
King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment description			During 2015, TDS recorded out-of-period adjustments attributable to the third quarter of 2013 through the second quarter of 2015 related to an agreement with King Street Wireless. TDS determined that these adjustments were not material to the quarterly periods or the annual results for 2015. These out-of-period adjustments had the impact of reducing Net income by $3 million and Net income attributable to TDS shareholders by $3 million in 2015.
Net income | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment					(3)
Net income attributable to TDS shareholders | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment					$ (3)
USCC EIP LLC
Variable Interest Entities, Other Disclosures
Capital contributions, loans or advances			$ 790
Unconsolidated Variable Interest Entities
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities			$ 4	$ 6
King Street Wireless L.P.
Variable Interest Entities, Other Disclosures
Cash distributions paid	$ 60
King Street Wireless, L.P. distribution paid to U.S. Cellular	54
King Street Wireless, L.P. distribution paid to King Street Wireless, Inc.	$ 6
Advantage Spectrum L.P.
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit		$ 60
Licenses won	124
Total winning bid	$ 338
Designated entity auction discount	25.00%
Other auction charges	$ 2